BORROWINGS - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	May 31, 2018	Jul. 31, 2017	Jun. 30, 2017
Changes in liabilities arising from financing activities [Abstract]
Balance of debt, beginning	$ 105,970	$ 118,253	$ 62,958
Changes from operating cash flows	(827)	(3,379)	458
Changes from financing cash flows	(26,018)	(33,746)	10,124
Leases	31,790	24,295	89,771
Non cash item - disposal of subsidiary			(43,431)
Foreign exchange movement	1,601	547	(1,627)
Balance of debt, ending	$ 112,516	$ 105,970	$ 118,253
e-Telequote Insurance, Inc [Member]
Disclosure of detailed information about borrowings [abstract]
Issuance of debt				$ 15,000
Maturity date	May 15, 2019
2017 ETQ Notes [Member] | e-Telequote Insurance, Inc [Member]
Disclosure of detailed information about borrowings [abstract]
Issuance of debt					$ 1,000	$ 9,100
Interest rate					12.00%	12.00%
Maturity date	June 12, 2018